As filed with the Securities and Exchange Commission on March 31, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 97.38%	Value
	Advertising Agencies - 1.44%
209,500	Aimia, Inc. (a)	$1,390,272

	Aerospace & Defense - 5.49%
47,966	Arconic, Inc.	1,093,145
18,400	Northrop Grumman Corp.	4,215,072
		5,308,217
	Air Transport - 1.74%
8,900	FedEx Corp.	1,683,079

	Banks: Diversified - 3.64%
39,600	SunTrust Banks, Inc.	2,250,072
22,500	Wells Fargo & Co.	1,267,425
		3,517,497
	Chemicals: Diversified - 0.96%
9,600	BASF SE - ADR	927,168

	Communications Equipment - 1.03%
32,500	Cisco Systems, Inc.	998,400

	Computer Services, Software & Systems - 8.14%
128,300	CA, Inc.	4,011,941
59,700	Microsoft Corp.	3,859,605
		7,871,546
	Computer Technology - 1.41%
40,900	Hewlett Packard Enterprise Co.	927,612
29,300	HP, Inc.	440,965
		1,368,577
	Consumer Lending - 1.54%
70,620	Ally Financial, Inc.	1,491,494

	Diversified Financial Services - 12.03%
156,900	Bank of America Corp.	3,552,216
76,000	Citigroup, Inc.	4,243,080
45,400	JPMorgan Chase & Co.	3,842,202
		11,637,498
	Diversified Retail - 0.91%
13,200	Wal-Mart Stores, Inc.	880,968

	Electronic Components - 0.47%
6,095	TE Connectivity Ltd.	453,163

	Engineering & Contracting Services - 7.14%
405,930	KBR, Inc.	6,904,869

	Foods - 6.30%
22,100	ConAgra Foods, Inc.	863,889
69,783	Herbalife Ltd. (b)	3,921,805
20,800	Tyson Foods, Inc. - Class A	1,306,032
		6,091,726
	Health Care Providers and Services - 0.38%
4,000	VCA, Inc. (b)	362,400

	Homebuilding - 1.43%
38,481	Lennar Corp. - Class B	1,383,777

	Household Equipment & Products - 1.78%
28,448	Tupperware Brands Corp.	1,717,122

	Insurance: Life - 4.61%
236,100	CNO Financial Group, Inc.	4,464,651

	Insurance: Multi-Line - 2.42%
14,200	American International Group, Inc.	912,492
35,604	Voya Financial, Inc.	1,431,993
		2,344,485
	Media - 1.04%
10,400	Time Warner, Inc.	1,007,240

	Offshore Drilling & Other Services - 1.67%
148,114	Ensco plc - Class A	1,617,405

	Oil: Crude Producers - 0.34%
51,300	Chesapeake Energy Corp. (b)	330,885

	Oil: Integrated - 3.22%
33,400	BP plc - ADR	1,201,732
35,230	Royal Dutch Shell plc - Class A - ADR	1,916,160
		3,117,892
	Pharmaceuticals - 10.64%
3,200	Allergan plc (a) (b)	700,448
42,400	Eli Lilly & Co.	3,266,072
45,900	Merck & Co., Inc.	2,845,341
109,700	Pfizer, Inc.	3,480,781
		10,292,642
	Shipping - 5.45%
283,934	Euronav SA (a)	2,228,882
122,912	Golar LNG Partners LP (a)	3,045,759
		5,274,641
	Software - 1.03%
24,900	Oracle Corp.	998,739

	Specialty Retail - 1.48%
10,400	Home Depot, Inc.	1,430,832

	Steel - 0.19%
4,615	Carpenter Technology Corp.	184,692

	Telecommunications Equipment - 1.62%
55,000	ARRIS International plc (a) (b)	1,571,900

	Tobacco - 3.68%
37,000	Philip Morris International, Inc.	3,556,810

	Utilities: Electrical - 4.16%
20,000	Entergy Corp.	1,432,800
72,300	Exelon Corp.	2,594,124
		4,026,924
	TOTAL COMMON STOCKS (Cost $73,568,646)	94,207,511

	SHORT-TERM INVESTMENTS - 2.58%
1,248,779	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.47% (c)	1,248,779
1,248,778	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (c)	1,248,778
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,497,557)	2,497,557

	Total Investments in Securities (Cost $76,066,203) - 99.96%	96,705,068
	Other Assets in Excess of Liabilities - 0.04%	37,716
	NET ASSETS - 100.00%	$96,742,784

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2017.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 99.96%	Value
	Advertising Agencies - 2.04%
330,200	Aimia, Inc. (a)	$2,191,735

	Aluminum - 2.39%
32,655	Kaiser Aluminum Corp.	2,562,111

	Asset Management & Custodian - 10.90%
131,125	OM Asset Management plc	1,848,863
1,015,900	Uranium Participation Corp. (a) (b)	3,278,985
60,296	Virtus Investment Partners, Inc.	6,572,264
		11,700,112
	Banks: Diversified - 13.23%
5,400	Carolina Bank Holdings, Inc. (b)	149,580
20,000	First Bancorp	585,400
13,256	First Citizens BancShares, Inc. - Class A	4,861,505
251,086	First Horizon National Corp.	5,021,720
306,037	Park Sterling Corp.	3,580,633
		14,198,838
	Chemicals: Specialty - 5.18%
77,949	Innospec, Inc.	5,561,661

	Commercial Vehicles & Parts - 0.80%
32,453	Miller Industries, Inc.	860,005

	Communications Equipment - 2.92%
291,700	Comtech Telecommunications Corp.	3,129,941

	Computer Services, Software & Systems - 3.84%
50,652	Science Applications International Corp.	4,124,086

	Consumer Lending - 4.03%
114,587	Enova International, Inc. (b)	1,615,677
201,522	EZCORP, Inc. - Class A (b)	1,995,068
14,513	Nelnet, Inc. - Class A	711,572
		4,322,317
	Containers & Packaging - 0.72%
30,989	UFP Technologies, Inc. (b)	773,176

	Diversified Manufacturing Operations - 2.14%
172,367	Harsco Corp. (b)	2,301,099

	Engineering & Contracting Services - 8.16%
515,118	KBR, Inc.	8,762,157

	Equity REIT - Timber - 0.91%
95,043	CatchMark Timber Trust, Inc. - Class A	977,992

	Health Care Equipment & Surplus - 1.19%
28,578	CONMED Corp.	1,274,293

	Health Care Facilities - 0.94%
57,538	Tenet Healthcare Corp. (b)	1,012,093

	Homebuilding - 2.19%
133,055	William Lyon Homes - Class A (b)	2,348,421

	Household Equipment & Products - 3.17%
56,461	Tupperware Brands Corp.	3,407,986

	Insurance: Life - 4.84%
274,657	CNO Financial Group, Inc.	5,193,764

	Oil, Gas & Consumable Fuels - 2.71%
148,644	Hoegh LNG Partners LP (a)	2,905,990

	Paper - 2.06%
44,380	Kapstone Paper and Packaging Corp.	1,064,232
96,134	Mercer International, Inc.	1,148,801
		2,213,033

	Real Estate Investment Trusts (REITs) - 8.46%
199,248	Government Properties Income Trust	3,837,517
154,154	Granite Real Estate Investment Trust (a)	5,241,236
		9,078,753
	Restaurants - 2.07%
57,400	Boston Pizza Royalties Income Fund (a)	1,005,741
90,900	Pizza Pizza Royalty Corp. (a)	1,212,000
		2,217,741
	Shipping - 3.26%
1,427,794	Teekay Tankers Ltd. - Class A	3,498,095

	Steel - 1.39%
37,323	Carpenter Technology Corp.	1,493,667

	Telecommunications Equipment - 2.62%
98,306	ARRIS International plc (a) (b)	2,809,586

	Textiles, Apparel & Shoes - 3.86%
402,821	Iconix Brand Group, Inc. (b)	4,145,028

	Utilities: Electrical - 3.94%
78,310	Great Plains Energy, Inc.	2,157,440
47,414	Portland General Electric Co.	2,067,725
		4,225,165
	TOTAL COMMON STOCKS (Cost $91,427,667)	107,288,845

	SHORT-TERM INVESTMENTS - 1.83%
981,753	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.47% (c)	981,753
981,754	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (c)	981,754
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,963,507)	1,963,507

	Total Investments in Securities (Cost $93,391,174) - 101.79%	109,252,352
	Liabilities in Excess of Other Assets - (1.79)%	(1,918,672)
	NET ASSETS - 100.00%	$107,333,680

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2017.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 96.13%	Value
	Advertising Agencies - 1.16%
13,000	Aimia, Inc. (a)	$86,289

	Aerospace & Defense - 4.81%
3,700	Arconic, Inc.	84,323
1,200	Northrop Grumman Corp.	274,896
		359,219
	Air Transport - 1.77%
700	FedEx Corp.	132,377

	Banks: Diversified - 3.11%
2,400	SunTrust Banks, Inc.	136,368
1,700	Wells Fargo & Co.	95,761
		232,129
	Chemicals: Diversified - 0.90%
700	BASF SE - ADR	67,606

	Communications Equipment - 0.99%
2,400	Cisco Systems, Inc.	73,728

	Computer Services, Software & Systems - 9.60%
9,500	CA, Inc.	297,065
4,700	Microsoft Corp.	303,855
2,900	Oracle Corp.	116,319
		717,239
	Computer Technology - 1.25%
2,800	Hewlett Packard Enterprise Co.	63,504
2,000	HP, Inc.	30,100
		93,604
	Consumer Lending - 1.02%
3,600	Ally Financial, Inc.	76,032

	Diversified Financial Services - 11.60%
12,000	Bank of America Corp.	271,680
5,200	Citigroup, Inc.	290,316
3,600	JPMorgan Chase & Co.	304,669
		866,665
	Diversified Retail - 0.80%
900	Wal-Mart Stores, Inc.	60,066

	Electronic Components - 0.50%
500	TE Connectivity Ltd.	37,175

	Electronic Equipment, Instruments & Components - 0.53%
1,500	Corning, Inc.	39,735

	Engineering & Contracting Services - 7.29%
32,030	KBR, Inc.	544,830

	Financial Data & Systems - 1.40%
3,000	First Data Corp. - Class A (b)	46,020
550	Mastercard, Inc. - Class A	58,482
		104,502
	Foods - 6.75%
2,400	ConAgra Foods, Inc.	93,816
5,080	Herbalife Ltd. (b)	285,496
1,000	Lamb Weston Holdings, Inc.	37,360
1,400	Tyson Foods, Inc. - Class A	87,906
		504,578

	Health Care Providers & Services - 0.36%
300	VCA, Inc. (b)	27,180

	Homebuilding - 0.62%
1,288	Lennar Corp. - Class B	46,316

	Household Equipment & Products - 1.29%
1,600	Tupperware Brands Corp.	96,576

	Insurance: Life - 4.14%
16,373	CNO Financial Group, Inc.	309,613

	Insurance: Multi-Line - 1.75%
900	American International Group, Inc.	57,834
1,807	Voya Financial, Inc.	72,677
		130,511
	Media - 1.56%
1,200	Time Warner, Inc.	116,220

	Offshore Drilling & Other Services - 1.63%
11,185	Ensco plc - Class A	122,140

	Oil, Gas & Consumable Fuels - 0.52%
800	ConocoPhillips	39,008

	Oil: Crude Producers - 0.28%
3,200	Chesapeake Energy Corp. (b)	20,640

	Oil: Integrated - 3.53%
3,100	BP plc - ADR	111,538
2,800	Royal Dutch Shell plc - Class A - ADR	152,292
		263,830
	Pharmaceuticals - 10.77%
300	Allergan plc (a) (b)	65,667
3,200	Eli Lilly & Co.	246,496
3,600	Merck & Co., Inc.	223,164
8,500	Pfizer, Inc.	269,705
		805,032
	Scientific Instruments: Control & Filter - 0.33%
500	Flowserve Corp.	24,580

	Shipping - 4.26%
15,000	Euronav SA (a)	117,750
8,100	Golar LNG Partners LP (a)	200,718
		318,468
	Specialty Retail - 1.10%
600	Home Depot, Inc.	82,548

	Steel - 0.11%
200	Carpenter Technology Corp.	8,004

	Telecommunications Equipment - 0.92%
2,400	ARRIS International plc (a) (b)	68,592

	Tobacco - 3.99%
3,100	Philip Morris International, Inc.	298,003

	Utilities: Electrical - 4.80%
600	American Electric Power Co., Inc.	38,436
1,300	Entergy Corp.	93,132
5,300	Exelon Corp.	190,164
300	NextEra Energy, Inc.	37,116
		358,848
	Utilities: Telecommunications - 0.69%
600	Verizon Communications, Inc.	29,406
900	Vodafone Group plc - ADR	22,410
		51,816
	TOTAL COMMON STOCKS (Cost $6,028,458)	7,183,699

	SHORT-TERM INVESTMENTS - 4.15%
155,091	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.47% (c)	155,091
155,092	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (c)	155,092
	TOTAL SHORT-TERM INVESTMENTS (Cost $310,183)	310,183

	Total Investments in Securities (Cost $6,338,641) - 100.28%	7,493,882
	Liabilities in Excess of Other Assets - (0.28)%	(20,748)
	NET ASSETS - 100.00%	$7,473,134

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2017.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 99.44%	Value
	Advertising Agencies - 0.31%
700	Aimia, Inc. (a)	$4,646

	Aerospace & Defense - 2.12%
1,400	Arconic, Inc.	31,906

	Aluminum - 2.09%
400	Kaiser Aluminum Corp.	31,384

	Asset Management & Custodian - 11.95%
2,100	OM Asset Management plc	29,610
16,100	Uranium Participation Corp. (a) (b)	51,965
900	Virtus Investment Partners, Inc.	98,100
		179,675
	Banks: Diversified - 11.63%
100	First Citizens BancShares, Inc. - Class A	36,674
3,500	First Horizon National Corp.	70,000
1,200	SunTrust Banks, Inc.	68,184
		174,858
	Chemicals: Specialty - 5.22%
1,100	Innospec, Inc.	78,485

	Computer Services, Software & Systems - 5.58%
1,900	CA, Inc.	59,413
300	Science Applications International Corp.	24,426
		83,839
	Computer Technology - 0.90%
600	Hewlett Packard Enterprise Co.	13,608

	Consumer Lending - 5.27%
3,800	Enova International, Inc. (b)	53,580
2,600	EZCORP, Inc. - Class A (b)	25,740
		79,320
	Diversified Manufacturing Operations - 1.33%
1,500	Harsco Corp. (b)	20,025

	Engineering & Contracting Services - 6.34%
5,601	KBR, Inc.	95,273

	Foods - 7.00%
200	ConAgra Foods, Inc.	7,818
1,200	Herbalife Ltd. (b)	67,440
466	Lamb Weston Holdings, Inc.	17,410
200	Tyson Foods, Inc. - Class A	12,558
		105,226

	Health Care Equipment & Surplus - 0.89%
300	CONMED Corp.	13,377

	Health Care Facilities - 0.94%
800	Tenet Healthcare Corp. (b)	14,072

	Health Care Providers and Services - 1.20%
200	VCA, Inc. (b)	18,120

	Homebuilding - 1.47%
170	Lennar Corp. - Class B	6,113
910	William Lyon Homes - Class A (b)	16,062
		22,175
	Household Equipment & Products - 1.61%
400	Tupperware Brands Corp.	24,144

	Insurance: Life - 3.97%
3,160	CNO Financial Group, Inc.	59,756

	Offshore Drilling & Other Services - 1.60%
2,200	Ensco plc - Class A	24,024

	Oil: Crude Producers - 0.47%
1,100	Chesapeake Energy Corp. (b)	7,095

	Paper - 3.18%
500	Kapstone Paper and Packaging Corp.	11,990
3,005	Mercer International, Inc.	35,910
		47,900
	Real Estate Investment Trusts (REITs) - 7.02%
2,300	Government Properties Income Trust	44,298
1,800	Granite Real Estate Investment Trust (a)	61,200
		105,498
	Shipping - 6.66%
2,100	Golar LNG Partners LP (a)	52,038
19,618	Teekay Tankers Ltd. - Class A	48,064
		100,102
	Telecommunications Equipment - 1.90%
1,000	ARRIS International plc (a) (b)	28,580

	Textiles, Apparel & Shoes - 4.44%
6,500	Iconix Brand Group, Inc. (b)	66,885

	Utilities: Electrical - 4.35%
500	Entergy Corp.	35,820
600	Great Plains Energy, Inc.	16,530
300	Portland General Electric Co.	13,083
		65,433
	TOTAL COMMON STOCKS (Cost $1,296,481)	1,495,406

	SHORT-TERM INVESTMENTS - 3.64%
27,370	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.47% (c)	27,370
27,370	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (c)	27,370
	TOTAL SHORT-TERM INVESTMENTS (Cost $54,740)	54,740

	Total Investments in Securities (Cost $1,351,221) - 103.08%	1,550,146
	Liabilities in Excess of Other Assets - (3.08)%	(46,361)
	NET ASSETS - 100.00%	$1,503,785

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2017.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds' (the "Funds") investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of January 31, 2017:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,810,210	$-	$-	$7,810,210
Consumer Staples	9,648,536	-	-	9,648,536
Energy	5,066,182	-	-	5,066,182
Financial Services	23,455,625	-	-	23,455,625
Health Care	10,655,042	-	-	10,655,042
Industrials	1,093,145	-	-	1,093,145
Information Technology	1,997,139	-	-	1,997,139
Materials & Processing	1,111,860	-	-	1,111,860
Producer Durables	18,077,662	-	-	18,077,662
Technology	11,265,186	-	-	11,265,186
Utilities	4,026,924	-	-	4,026,924
Total Common Stocks	94,207,511	-	-	94,207,511
Short-Term Investments	2,497,557	-	-	2,497,557
Total Investments in Securities	$96,705,068	$-	$-	$96,705,068

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,310,911	$-	$-	$14,310,911
Energy	2,905,990	-	-	2,905,990
Financial Services	45,471,776	-	-	45,471,776
Health Care	2,286,386	-	-	2,286,386
Information Technology	3,129,941	-	-	3,129,941
Materials & Processing	12,603,648	-	-	12,603,648
Producer Durables	15,421,357	-	-	15,421,357
Technology	6,933,671	-	-	6,933,671
Utilities	4,225,165	-	-	4,225,165
Total Common Stocks	107,288,845	-	-	107,288,845
Short-Term Investments	1,963,507	-	-	1,963,507
Total Investments in Securities	$109,252,352	$-	$-	$109,252,352

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$488,015	$-	$-	$488,015
Consumer Staples	802,581	-	-	802,581
Energy	445,618	-	-	445,618
Financial Services	1,719,452	-	-	1,719,452
Health Care	832,212	-	-	832,212
Industrials	84,323	-	-	84,323
Information Technology	113,463	-	-	113,463
Materials & Processing	75,610	-	-	75,610
Producer Durables	1,295,151	-	-	1,295,151
Technology	916,610	-	-	916,610
Utilities	410,664	-	-	410,664
Total Common Stocks	7,183,699	-	-	7,183,699
Short-Term Investments	310,183	-	-	310,183
Total Investments in Securities	$7,493,882	$-	$-	$7,493,882

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$117,850	$-	$-	$117,850
Consumer Staples	105,226	-	-	105,226
Energy	131,221	-	-	131,221
Financial Services	493,609	-	-	493,609
Health Care	45,569	-	-	45,569
Industrial	147,204	-	-	147,204
Information Technology	97,447	-	-	97,447
Materials & Processing	157,769	-	-	157,769
Real Estate	105,498	-	-	105,498
Technology	28,580	-	-	28,580
Utilities	65,433	-	-	65,433
Total Common Stocks	1,495,406	-	-	1,495,406
Short-Term Investments	54,740	-	-	54,740
Total Investments in Securities	$1,550,146	$-	$-	$1,550,146

Refer to the Funds' schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.

There were no Level 3 securities held in the Funds during the period ended January 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Equity Income Fund

Cost of investments	$76,066,203

Gross unrealized appreciation	$26,053,743
Gross unrealized depreciation	(5,414,878)
Net unrealized appreciation	$20,638,865

Small Cap Value Fund

Cost of investments	$93,391,174

Gross unrealized appreciation	$27,519,044
Gross unrealized depreciation	(11,657,866)
Net unrealized appreciation	$15,861,178

Diversified Large Cap Value Fund

Cost of investments	$6,338,641

Gross unrealized appreciation	$1,358,970
Gross unrealized depreciation	(203,729)
Net unrealized appreciation	$1,155,241

Mid Cap Cap Value Fund

Cost of investments	$1,351,221

Gross unrealized appreciation	$259,375
Gross unrealized depreciation	(60,450)
Net unrealized appreciation	$198,925

* Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
    Douglas G. Hess, President

Date 3/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
                                                     Douglas G. Hess, President

Date 3/22/2017

By (Signature and Title)*    /s/ Cheryl L. King
       Cheryl L. King, Treasurer

Date 3/22/2017

* Print the name and title of each signing officer under his or her signature.